Bank Indebtedness	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Bank Indebtedness
15.	BANK INDEBTEDNESS
The Company obtained US $250.0 million in the form of a traditional asset-based revolving credit facility (the “Revolving Credit Facility”). The Revolving Credit Facility is secured by substantially all of the Company’s assets. Under the General Security Agreement, the Revolving Credit Facility has a priority claim on the accounts receivable and the inventories of the Company and a secondary claim on the rest of the Company’s assets. The Revolving Credit Facility bears interest at a rate of London Inter-Bank Overnight Rate (“LIBOR”) plus an applicable margin of 1.5%
.
In May 2023
, the Company increased its Revolving Credit Facility from US $
250
million to US $300 million and extended the term to May, 2028. The interest rate on the Revolving Credit Facility will be based on Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which will vary depending on usage.
At March 31, 2023, the Company had drawn $1.9 million (US $1.4 million), and there was $279.2 million (US $206.3 million) of unused availability after taking into account $57.3 million (US $42.3 million) of outstanding letters of credit, and borrowing base reserves. At March 31, 2022, the Company had drawn $0.1 million (US $0.09 million), and there was $278.2 million (US $222.6 million) of unused availability after taking into account $34.1 million (US $27.3 million) of outstanding letters of credit and borrowing base reserves.
Transaction costs related to the Revolving Credit Facility amounted to $7.0 million, and are disclosed as other non-current
assets in the consolidated statements of financial position, and have been amortized on a straight-line basis over the life of this facility, which ha
d
an initial maturity date of November 30, 2023. At March 31, 2023, the unamortized transaction costs related to the Revolving Credit Facility were $0.9 million (March 31, 2022 - $2.1 million).
Reconciliation of liabilities arising from financing activities
The changes in the Company’s bank indebtedness for the year ended March 31, 2023 arising from financing activities
are presented below:

Balance at March 31, 2021	$90.1

Revolving Credit Facility drawn	18.3

Repayment of Revolving Credit Facility	(105.1)

Foreign exchange	(3.2)

Balance at March 31, 2022	$0.1

Revolving Credit Facility drawn	44.8

Repayment of Revolving Credit Facility	(43.0)

Balance at March 31, 2023	$1.9